SHARE-BASED COMPENSATION - Fair value of share options granted (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Kaixin Auto 2019 Plan
SHARE-BASED COMPENSATION
Options granted	2,186,364
Kaixin Auto Group 2021 Plan
SHARE-BASED COMPENSATION
Closing stock price		$ 0.88
Unrecognized share-based compensation expense		$ 0
Kaixin Auto Group 2021 Plan | Restricted Stock [Member]
SHARE-BASED COMPENSATION
Options granted		1,773,067	1,369,000
Unrecognized share-based compensation expense		$ 2,467
Unrecognized share-based compensation expense, expected recognition period		4 years 1 month 6 days
Fair value of options vested		$ 11,897	$ 40,078	$ 38,669